DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended
Jun. 30, 2013
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company's strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term charters. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by Navios Tankers Management Inc. (the “Manager”) a subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”) from its head offices in Monte Carlo, Monaco.
Navios Acquisition was incorporated in the Republic of Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering, or its IPO. On May 28, 2010, Navios Acquisition consummated the vessel acquisition which constituted its initial business combination. Following such transaction, Navios Acquisition commenced its operations as an operating company.
As of June 30, 2013, Navios Holdings currently has 48.2% of the voting power and 51.6% of the economic interest in Navios Acquisition.
In May 2013, Navios Acquisition completed the placement of a total of 32,876,712 shares of its common stock, at a price of $3.65 per share, representing gross proceeds of $120,000. The placement included a registered direct offering of 16,438,356 shares of common stock which raised $60,000 of gross proceeds and a placement of 16,438,356 common shares to Navios Maritime Holdings Inc. ("Navios Holdings") which raised $60,000 of gross proceeds. Both placements closed on May 21, 2013.
Total net proceeds of the above transactions, net of agents' costs of $4,199 and offering costs of $369, amounted to $115,432.
In February 2013, Navios Acquisition completed multiple offerings, including registered direct offerings, of a total of 35,246,791 shares of its common stock, at a price of $2.85 per share representing gross proceeds of $100,453. The offerings were conducted as follows:

•	The first registered direct offering of 7,719,300 shares of common stock was completed on February 21, 2013, raising $22,000 of gross proceeds.

•	The second registered direct offering of 9,825,000 shares of common stock was completed on February 26, 2013, raising $28,001 of gross proceeds.

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In addition, Navios Holdings and certain members of management of Navios Acquisition, Navios Holdings and Navios Partners purchased an aggregate of 17,702,491 shares of common stock in a private placement that was completed on February 26, 2013, raising $50,452 of gross proceeds.

Total net proceeds of the above transactions, net of agents' costs of $4,018 and offering costs of $465 amounted to $95,970.
As of June 30, 2013, Navios Acquisition had outstanding: 108,640,916 shares of common stock, 4,540 shares of preferred stock, 1,200 shares of convertible preferred stock included in the number of shares.
On June 25, 2013, Navios Acquisition's publicly traded warrants (exercisable for one share of common stock at an exercisable price of $7.00 per share) expired and were no longer exercisable.  As Navios Acquisition's publicly traded units contained a warrant, the units no longer existed upon the expiration of the warrants and any holders of the units continued to hold only the shares of common stock.  Trading in the warrants and units on the NYSE was suspended after the close of business on June 19, 2013.